Note 20 - Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of current trade receivables [text block]
	2021	2020
Trade receivables	5,306.9	4,861.0
Bad debt provision	(668.3)	(676.5)
Net, trade receivables	4,638.6	4,184.5
Related parties (Note 32)	153.0	118.6
Total current trade receivables	4,791.6	4,303.1

Disclosure of maturity of the current trade receivables [text block]
	Net carrying amount as of December 31,	No past due	Past due – within 30 days	Past due – between 31 - 60 days	Past due – between 61 - 90 days	Past due – between 91 - 180 days	Past due – between 181 - 360 days	Past due over 360 days
Trade receivables	5,306.9	4,203.8	358.2	52.1	31.5	21.9	33.8	605.6
Bad debt provision	(668.3)	(10.4)	-	-	(2.3)	(16.2)	(33.8)	(605.6)
2021	4,638.6	4,193.4	358.2	52.1	29.2	5.7	-	-

Trade receivables	4,861.0	3,925.9	187.5	53.2	19.0	38.2	71.1	566.1
Bad debt provision	(676.5)	(5.8)	-	-	(4.3)	(29.2)	(71.1)	(566.1)
2020	4,184.5	3,920.1	187.5	53.2	14.7	9.0	-	-

Disclosure of other provisions [text block]
	Balance as at December 31, 2019	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2020

Provision for disputes and litigation
Taxes on sales	182.3	0.2	49.3	(17.2)	(30.5)	184.1
Labor	120.1	(0.1)	174.0	(142.2)	(21.9)	129.9
Civil	64.0	(0.8)	167.3	(132.2)	(11.5)	86.8
Other taxes	105.9	1.0	58.2	(8.0)	(0.4)	156.7
Total provision for disputes and litigation	472.3	0.3	448.8	(299.6)	(64.3)	557.5

Restructuring	8.7	2.9	7.1	-	(4.2)	14.5

Total provisions	481.0	3.2	455.9	(299.6)	(68.5)	572.0
	Balance as of December 31, 2020	Effect of changes in foreign exchange rates	Additions	Provisions used	Provisions reversed	Balance as of December 31, 2021

Provision for disputes and litigation
Taxes on sales	184.1	-	198.5	(57.3)	(106.7)	218.6
Labor	129.9	(0.8)	163.1	(147.2)	(20.8)	124.2
Civil	86.8	(2.2)	273.9	(71.8)	(33.8)	252.9
Other taxes	156.7	2.0	14.6	(5.2)	(5.1)	163.0
Total provision for disputes and litigation	557.5	(1.0)	650.1	(281.5)	(166.4)	758.7

Restructuring	14.5	1.2	6.8	(5.1)	-	17.4

Total provisions	572.0	0.2	656.9	(286.6)	(166.4)	776.1

Bad debt provision [member]
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
At December 31, 2020	(676.5)
Effects of movements in foreign exchange in the balance sheet	(5.2)
Provisions	(32.4)
Reversals	21.7
Write-off	24.1
At December 31, 2021	(668.3)